SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - SOFTWARE COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Capitalized software costs	$ 4,707	$ 1,702
Software amortization	63
Operation and maintenance
Accumulated Other Comprehensive Income (Loss) [Line Items]
Software costs	6,720	9,062
Depreciation and amortization
Accumulated Other Comprehensive Income (Loss) [Line Items]
Software costs	284	0
Utility plant, at cost
Accumulated Other Comprehensive Income (Loss) [Line Items]
Software costs	13,452	0
Construction work in progress
Accumulated Other Comprehensive Income (Loss) [Line Items]
Software costs	0	4,778
Nonutility plant and equipment, at cost
Accumulated Other Comprehensive Income (Loss) [Line Items]
Software costs	316	0
Accumulated depreciation and amortization, utility plant
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated depreciation and amortization	279	0
Accumulated depreciation and amortization, nonutility plant and equipment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated depreciation and amortization	$ 5	$ 0